Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	$ (7,102)	$ (6,500)	$ (6,192)
Foreign exchange	(1,046)	(324)	227
Derivatives designated as hedges | Cross currency swaps and interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	(392)	(1)	0
Foreign exchange	(747)	(5)	0
Derivatives designated as hedges | Forward agreements to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Net Effect Of Expired Contracts That Met Hedging Criteria On Cost Of Good Sold	(1,834)	(681)	(788)
Derivatives designated as hedges | Commodity price contracts
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Net Effect Of Expired Contracts That Met Hedging Criteria On Cost Of Good Sold	$ 430	$ 614	$ 1,245